Income taxes - Expiry years of net operating loss and credit carryforwards (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	€ 5,990	€ 5,827
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3,077	3,351
Later than five years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	2,312	2,134
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	36	410
Later than four years and not later than five years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	18	1,843
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	6	1,809
Later than one year and not later than two years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	3	5
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1	2
Later than three years and not later than four years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	1,911	14
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1,906	2
Later than two years and not later than three years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	16	15
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	4	6
Not later than one year [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	2	3
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1	3
Unlimited [Member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	1,728	1,812
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 1,123	€ 1,118